FMI International Fund II - Currency Unhedged
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Bermuda - 3.8%
Miscellaneous Commercial Services - 3.8%
Genpact Ltd.	58,200	$2,499,690

Britain - 32.0%(a)
Beverages: Alcoholic - 3.0%
Diageo PLC	63,900	2,030,593
		$–
Beverages: Non-Alcoholic - 3.5%
Coca-Cola Europacific Partners PLC	30,000	2,304,300
		$–
Electrical Products - 2.2%
Smiths Group PLC	69,075	1,480,999
		$–
Electronics/Appliances - 2.3%
Howden Joinery Group PLC	152,425	1,510,003
		$–
Finance/Rental/Leasing - 2.8%
Ashtead Group PLC	30,000	1,856,033
		$–
Food: Specialty/Candy - 3.4%
Greggs PLC	65,000	2,267,054
		$–
Household/Personal Care - 4.4%
Unilever PLC	51,825	2,944,713
		$–
Internet Software/Services - 2.5%
Informa PLC	165,000	1,645,636
		$–
Major Banks - 2.4%
Lloyds Banking Group PLC	2,294,175	1,566,751
		$–
Medical Specialties - 2.0%
Smith & Nephew PLC	110,200	1,365,638
		$–
Trucks/Construction/Farm Machinery - 3.5%
Weir Group PLC	84,850	2,311,360
Total Britain		21,283,080

Curacao - 1.6%
Contract Drilling - 1.6%
Schlumberger NV	28,525	1,093,649

France - 13.9%
Aerospace & Defense - 3.0%
Safran SA	9,025	1,977,448
		$–
Regional Banks - 2.6%
Edenred SE	53,000	1,742,430
		$–
Restaurants - 4.7%
Sodexo SA	38,475	3,170,414
		$–
Wholesale Distributors - 3.6%
Rexel SA	93,250	2,375,034
Total France		9,265,326

Germany - 4.8%
Industrial Machinery - 2.3%
Siemens AG	7,800	1,520,960
		$–
Medical/Nursing Services - 2.5%
Fresenius Medical Care AG	37,000	1,684,641
Total Germany		3,205,601

Hong Kong - 2.5%
Tools & Hardware - 2.5%
Techtronic Industries Co. Ltd.	126,000	1,656,390

Ireland - 5.0%
Airlines - 3.0%
Ryanair Holdings PLC - ADR	45,200	1,970,268
		$–
Miscellaneous Commercial Services - 2.0%
ICON PLC (b)	6,500	1,363,115
Total Ireland		3,333,383

Japan - 8.0%
Chemicals: Specialty - 1.9%
NOF Corp.	92,000	1,275,136
		$–
Computer Processing Hardware - 4.2%
Sony Group Corp.	132,500	2,792,511
		$–
Electronic Equipment/Instruments - 1.9%
Yokogawa Electric Corp.	59,950	1,275,097
Total Japan		5,342,744

Luxembourg - 4.4%
Discount Stores - 4.4%
B&M European Value Retail SA	635,000	2,911,441

Netherlands - 3.0%
Medical Specialties - 3.0%
Koninklijke Philips NV (b)	77,900	1,973,308

Singapore - 2.0%
Major Banks - 2.0%
DBS Group Holdings Ltd.	42,000	1,345,910

Switzerland - 5.9%
Medical Distributors - 2.3%
DKSH Holding AG	20,675	1,535,431
		$–
Pharmaceuticals: Major - 3.6%
Roche Holding AG	8,450	2,362,677
Total Switzerland		3,898,108

United States - 9.8%
Other Consumer Services - 4.9%
Booking Holdings, Inc.	665	3,303,999
		$–
Wholesale Distributors - 4.9%
Ferguson Enterprises, Inc.	18,700	3,245,759
Total United States		6,549,758
TOTAL COMMON STOCKS (Cost $55,542,890)		64,358,388

PREFERRED STOCKS - 2.1%	Shares	Value
South Korea - 2.1%
Telecommunications Equipment - 2.1%
Samsung Electronics Co. Ltd.	46,400	1,378,172
TOTAL PREFERRED STOCKS (Cost $1,837,547)		1,378,172

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	656,740	656,740
TOTAL SHORT-TERM INVESTMENTS (Cost $656,740)		656,740

TOTAL INVESTMENTS - 99.8% (Cost $58,037,177)		66,393,300
Other Assets in Excess of Liabilities - 0.2%		139,689
TOTAL NET ASSETS - 100.0%		$66,532,989
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

FMI International Fund II - Currency Unhedged has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,218,248	$43,140,140	$–	$64,358,388
Preferred Stocks	–	1,378,172	–	1,378,172
Money Market Funds	656,740	–	–	656,740
Total Investments	$21,874,988	$44,518,312	$–	$66,393,300

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.